UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ■ September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (70.4%)
	Austin Trust,
$13,425	Metropolitan Transportation Authority Dedicated Tax Ser 2006 A Custody Receipts Ser 2008-3004X (MBIA Insd)	5.68%	10/07/08	$13,425,000
2,750	New York City Municipal Water Finance Authority Fiscal 2009, Ser CC Custody Receipts Ser 2008-1192	8.00	10/07/08	2,750,000
10,000	New York State Dormitory Authority New York University, Ser 2008 B Custody Receipts Ser 2008-1195	5.15	10/07/08	10,000,000
5,480	New York State Environmental Facilities Corp Ser 2002 B Custody Receipts Ser 2008-3051X	5.15	10/07/08	5,480,000
2,000	New York State Environmental Facilities Corp Ser 2002 C	4.60	10/07/08	2,000,000
2,000	Dutchess County Industrial Development Agency, Marist College Ser 2000 A	8.00	10/07/08	2,000,000
7,670	Erie County Industrial Development Agency, School Facilities Ser 2003 PUTTERs Ser 2936Z (FSA Insd)	4.32	10/07/08	7,670,000
	Long Island Power Authority,
2,150	Electric System Ser 2 Subser 2A	8.25	10/07/08	2,150,000
17,200	Electric System Ser 2 Subser 2B	5.00	10/01/08	17,200,000
	Metropolitan Transportation Authority,
22,200	Dedicated Tax Ser 2008 B-1	7.75	10/07/08	22,200,000
4,175	Dedicated Tax Ser 2008 B-4	7.75	10/07/08	4,175,000
4,345	Ser 2002 A PUTTERs Ser 2911Z (FSA Insd)	6.59	10/07/08	4,345,000
2,170	Nassau County, Ser 2007 B	8.50	10/07/08	2,170,000
	Nassau County Interim Finance Authority,
5,000	Sales Tax Ser 2002 A (FSA Insd)	8.30	10/07/08	5,000,000
3,460	Sales Tax Ser 2002 B (FSA Insd)	8.70	10/07/08	3,460,000
26,000	Sales Tax Ser 2008 B	7.90	10/07/08	26,000,000
	New York City,
7,400	Fiscal 1994 Ser A Subser A-5	5.20	10/01/08	7,400,000
200	Fiscal 2003 Ser G Subser G-2	8.15	10/07/08	200,000
1,000	Fiscal 2003 Subser C-4	7.76	10/07/08	1,000,000
1,125	Fiscal 2004 Ser A Subser A-5	7.76	10/07/08	1,125,000
2,600	Fiscal 2008 Ser 2007 Subser D-3	9.00	10/07/08	2,600,000
18,700	Fiscal 2008 Subser D-4	3.30	10/07/08	18,700,000
7,700	New York City Health & Hospitals Corporation, Health System Ser 2008 C	7.75	10/07/08	7,700,000
6,500	New York City Housing Development Corporation, Multi Family Crest Ser 2005 A	8.00	10/07/08	6,500,000
	New York City Industrial Development Agency,
2,300	123 Washington LLC Ser 2007	8.10	10/07/08	2,300,000
5,305	Brooklyn United Methodist Church Home Civic Facility Ser 2000	8.10	10/07/08	5,305,000
1,800	FC Hanson Office Associates LLC Ser 2004	7.76	10/07/08	1,800,000
2,600	New York University Ser 2001 ROCs II-R Ser 11558 (BHAC)	8.00	10/07/08	2,600,000
6,000	United Jewish Appeal Federation Ser 2004 B	8.00	10/07/08	6,000,000
	New York City Municipal Water Finance Authority,
6,100	Water & Sewer System Fiscal 2005 Ser D PUTTERs Ser 2656	5.00	10/07/08	6,100,000
4,300	Water & Sewer System Fiscal 2008 Ser B-4	7.76	10/07/08	4,300,000
	New York City Transitional Finance Authority,
500	Future Tax Fiscal 2007 Ser A Subser A3	9.00	10/07/08	500,000
6,280	Recovery Fiscal 2003 Ser 3 Subser 3 C	9.00	10/07/08	6,280,000
1,000	Recovery Fiscal 2003 Ser 3 Subser 3 D	9.00	10/07/08	1,000,000
	New York State Dormitory Authority,
4,000	Ithaca College Ser 2008	8.25	10/07/08	4,000,000
4,760	Kaleida Health Ser 2006 PUTTERs Ser 2846 (FHA Insd)	6.60	10/07/08	4,760,000
8,600	New York City Court Facilities Ser 2005 B	7.90	10/07/08	8,600,000
400	The Metropolitan Museum of Art Ser A	7.75	10/07/08	400,000
	New York State Environmental Facilities Corporation,
3,745	Clean Water & Drinking Ser 2008 A PUTTERs Ser 2870	6.22	10/07/08	3,745,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
3,495	Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	6.22	10/07/08	3,495,000
	New York State Housing Finance Agency,
9,750	Shore Hill Housing 2008 Ser A	7.85	10/07/08	9,750,000
	New York State Local Government Assistance Corporation,
11,000	Ser 1993 A	7.77	10/07/08	11,000,000
6,005	Ser 1993 E PUTTERs Ser 2792 (FSA Insd)	4.79	10/07/08	6,005,000
7,095	Ser 1994 B	8.25	10/07/08	7,095,000
4,900	Ser 1995 D	7.85	10/07/08	4,900,000
5,000	Ser 1995 E	7.85	10/07/08	5,000,000
5,930	Ser 1995 F	7.85	10/07/08	5,930,000
3,500	New York State Power Authority, Ser 1985	1.60	03/02/09	3,500,000
3,415	New York State Thruway Authority, Personal Income Tax Ser 2007 ROCs II-R Ser 8083	5.00	10/07/08	3,415,000
	New York State Urban Development Corporation,
3,920	Personal Income Tax Ser B PUTTERs Ser 2887	5.43	10/07/08	3,920,000
11,800	Service Contract Ser 2008-A-5	7.85	10/07/08	11,800,000
5,000	Niagara County Industrial Development Agency, Civic Facility Student Housing Village Corp Ser 2007 A	8.00	10/07/08	5,000,000
8,310	Oneida County Industrial Development Agency, Mohawk Valley Community College Dormitory Corporation Ser 2004 A	8.25	10/07/08	8,310,000
1,000	Onondaga County Industrial Development Agency, Crouse Health Hospital Ser 2007 A	8.25	10/07/08	1,000,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Ontario County Industrial Development Agency,
1,025	CHF-Finger Lakes LLC Civic Facility Ser 2006 A	8.00	10/07/08	1,025,000
5,855	Frederick Ferris Thompson Hospital Civic Facility Ser 2003 B	8.00	10/07/08	5,855,000
	Port Authority of New York & New Jersey,
4,900	Ser 2007 ROCs II-R Ser 11429 (FSA Insd)	4.51	10/07/08	4,900,000
2,000	St Lawrence County Industrial Development Agency, Claxton-Hepburn Medical Center Ser 2006	8.25	10/07/08	2,000,000
10,500	Suffolk County Industrial Development Agency, St Anthony’s High School Civic Facility Ser 2006	7.92	10/07/08	10,500,000
	Tompkins County Industrial Development Agency,
2,325	Tompkins Cortland Community College Foundation Inc Ser 2001 A	8.28	10/07/08	2,325,000
18,925	Tompkins Cortland Community College Foundation Inc Ser 2008	8.28	10/07/08	18,925,000
	Triborough Bridge & Tunnel Authority,
3,830	Ser 2001 A Municipal Securities Trust Receipts Ser 2008 SGC-54 Class A	4.44	10/07/08	3,830,000
1,200	Ser 2003 B	8.06	10/07/08	1,200,000
1,200	Ser 2005 B-2	6.00	10/07/08	1,200,000
9,990	Ser 2007 PUTTERs Ser 2793 (FSA Insd)	7.81	10/07/08	9,990,000
9,425	Ser 2008 PUTTERs Ser 3093	6.08	10/07/08	9,425,000
4,690	Series 2002 F	7.83	10/07/08	4,690,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $398,925,000)			398,925,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	New York Tax-Exempt Commercial Paper (2.6%)
15,000	New York State Power Authority, Ser 2 (Cost$15,000,000)	1.57	10/09/08	1.70	15,000,000
	New York Tax-Exempt Short-Term Municipal Notes and Bonds (14.3%)
1,750	Allegany Fire District, Ser 2008 BANs dtd 09/30/08	2.75	09/17/09	2.30	1,768,849
4,000	Board of Cooperative Educational Services, Jefferson, Lewis, Hamilton, Herkimer & Oneida Counties Sole Supervisory District Ser 2008 RANs dtd 09/30/08	2.75	03/31/09	2.30	4,015,708
5,000	Genesee Valley Board of Cooperative Educational Services, Ser 2008 RANs, dtd 06/30/08	2.75	06/30/09	2.30	5,016,357
2,000	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs dtd 09/30/08	2.75	06/30/09	2.10	2,008,963
12,000	Hartford Central School District, Ser 2008 BANs, dtd 06/20/08	2.75	06/19/09	2.07	12,054,552
12,760	Hempstead Union Free School District, Ser 2008-2009 TANs dtd 09/30/08	3.87	06/24/09	2.10	12,893,919
4,250	Hilton Central School District, Ser 2008 RANs, dtd 06/19/08	2.50	10/15/08	1.85	4,251,049
4,000	Mount Pleasant Central School District, Ser 2008 TANs, dtd 06/27/08	2.75	11/03/08	1.90	4,003,019
5,000	Nassau County, Ser 2007 B TANs, dtd 12/11/07	3.75	10/31/08	3.05	5,002,792
4,500	Oneonta City School District, Ser 2008 RANs, dtd 06/24/08	2.75	06/24/09	2.15	4,519,250
2,650	Patchogue-Medford Union Free School District, Ser 2008 TANs dtd 09/30/08	4.00	06/24/09	2.05	2,680,170
5,694	Perry Central School District, Ser 2008 BANs, dtd 06/23/08	3.00	06/23/09	2.05	5,732,788
2,845	Poughkeepsie City, Ser 2008 C BANs dtd 09/30/08	2.75	04/24/09	2.05	2,858,479
9,250	Triborough Bridge & Tunnel Authority, Sub Ser 2008 D	4.00	11/15/08	4.00	9,277,365
4,980	Westhill Central School District, Ser 2008 BANsA BANs dtd 09/30/08	2.75	07/31/09	2.05	5,008,318

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $81,091,579)
					81,091,579

NUMBER OF
SHARES (000)
	Investment Company (c) (4.7%)
26,600	Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $26,600,000)		26,600,000

	Total Investments (Cost $521,616,579) (d)	92.0%	521,616,579

	Other Assets in Excess of Liabilities	8.0	45,427,088

	Net Assets	100.0%	$567,043,667

BANs	Bond Anticipation Notes.

RANs	Revenue Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

TANs	Tax Anticipation Notes.

(a)	Rate shown is the rate in effect at September 30, 2008.

(b)	Date on which the principal amount can be recovered through demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.

(d)	Cost is the same for federal income tax purposes.
Bond Insurance:

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Authority.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

MS NY Municipal Money Market Trust
Notes to the Portfolio of Investments
FAS 157
9/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$521,616,579	$26,600,000	$495,016,579	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Municipal Money Market Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008

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